Transition Period Comparative Data - Summary of Transition Period Comparative Data (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Transition Period Comparative Data [Abstract]
Revenue	$ 2,702,276	$ 8,054,528	$ 6,101,155	$ 3,893,739
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(1,319,682)	(2,817,269)	(1,724,625)	(810,664)
Administrative and other expenses	(11,481,647)	(18,863,896)	(12,591,709)	(2,850,865)
Impairment loss				2,002,399
Depreciation and amortisation expenses	(2,572,019)	(4,740,135)	(4,214,617)	(1,264,622)
Loss on equity investment securities at fair value through profit or loss			(8,113,657)
Research and development costs	(2,020,656)	(5,750,574)	(5,102,824)	(2,093,098)
Nasdaq listing related expenses			(4,226,062)
Share based compensation	(5,354,429)	(5,621,959)	(14,530,749)	(4,467,986)
Employee benefits expense	(8,549,850)	(20,339,880)	(12,736,589)	(4,348,547)
Borrowing costs	(943,421)	(2,864,102)	(1,512,548)	(170,871)
Foreign currency gain (loss)	1,360,308	1,359,857	5,195,798	(62,527)
Other income, net	315,106	3,609,900	1,596,120	731,247
Loss before income tax (expense) benefit	(27,864,014)	(46,448,210)	(51,860,307)	(13,446,593)
Income tax benefit (expense)	0	199,949	0	0
Net loss	(27,864,014)	(46,248,261)	(51,860,307)	(13,446,593)
Other comprehensive loss, net of tax
Foreign currency translation of foreign operations	(2,445,538)	(1,489,976)	(17,751,688)	7,802,293
Total comprehensive loss	$ (30,309,552)	$ (47,738,237)	$ (69,611,995)	$ (5,644,300)
Net loss per share attributable to the ordinary equity holders - basic	$ (0.06)	$ (0.09)	$ (0.11)	$ (0.04)
Net loss per share attributable to the ordinary equity holders - diluted	$ (0.06)	$ (0.09)	$ (0.11)	$ (0.04)
Weighted average shares outstanding - basic	486,616,365	487,474,460	464,437,628	366,289,024
Weighted average shares outstanding - diluted	486,616,365	487,474,460	464,437,628	366,289,024